Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	52
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$9,339,013.10	0.3294185	$-	-	$9,339,013.10
Class C Notes	$43,680,000.00	1.0000000	$-	-	$43,680,000.00
Total Securities	$53,019,013.10	0.0356256	$-	-	$53,019,013.10

Weighted Avg. Coupon (WAC)	4.35%		4.39%
Weighted Avg. Remaining Maturity (WARM)	14.33		13.65
Pool Receivables Balance	$84,118,836.30		$75,153,176.06
Remaining Number of Receivables	20,332		19,497

Adjusted Pool Balance	$83,672,757.46		$74,778,335.28

III. COLLECTIONS

Principal:
Principal Collections	$8,897,569.51
Repurchased Contract Proceeds Related to Principal	$39,991,778.11
Recoveries/Liquidation Proceeds	$125,811.24
Total Principal Collections	$49,015,158.86

Interest:
Interest Collections	$298,539.94
Late Fees & Other Charges	$35,806.98
Interest on Repurchase Principal	$-
Total Interest Collections	$334,346.92

Collection Account Interest	$3,904.36
Reserve Account Interest	$1,629.53
Servicer Advances	$-

Total Collections	$49,355,039.67

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Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	52
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$49,355,039.67
Reserve Account Release	$3,831,718.04
Reserve Account Draw	$-
Total Available for Distribution	$53,186,757.71

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$70,099.03	$-	$70,099.03	$70,099.03
	Collection Account Interest					$3,904.36
	Late Fees & Other Charges					$35,806.98
Total due to Servicer						$109,810.37

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$8,794.24		$8,794.24	$8,794.24

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

	Available Funds Remaining:					$53,019,013.10

7.	Regular Principal Distribution Amount:					$53,019,013.10

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$8,894,422.17		$9,339,013.10
	Class C Notes Total:		$-		$43,680,000.00
	Total Noteholders Principal		$8,894,422.17		$53,019,013.10

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$446,078.84
Beginning Period Amount	$446,078.84
Current Period Amortization	$71,238.07
Ending Period Required Amount	$374,840.78
Ending Period Amount	$374,840.78
Next Distribution Date Amount	$311,817.81

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Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	52
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$3,831,718.04
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$74,778,335.28	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	4.88%	2.00%
Overcollateralization as a % of Current Adjusted Pool	36.64%	100.00%	40.99%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.75%	19,059	96.59%	$72,594,199.15
30 - 60 Days	1.78%	347	2.70%	$2,031,865.45
61 - 90 Days	0.41%	80	0.63%	$470,588.12
91-120 Days	0.06%	11	0.08%	$56,523.34
121 + Days	0.00%	0	0.00%	$-
Total		19,497		$75,153,176.06

Delinquent Receivables 30+ Days Past Due
Current Period	2.25%	438	3.41%	$2,558,976.91
1st Preceding Collection Period	2.15%	437	3.25%	$2,732,794.75
2nd Preceding Collection Period	2.23%	474	3.21%	$3,042,446.03
3rd Preceding Collection Period	2.51%	551	3.72%	$3,904,975.32
Four-Month Average	2.28%		3.40%

Repossession in Current Period		11		$57,013.48
Repossession Inventory		37		$42,412.95

Current Charge-Offs
Gross Principal of Charge-Offs				$68,090.73
Recoveries				$(125,811.24)
Net Loss				$(57,720.51)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.82%

Average Pool Balance for Current Period				$79,636,006.18

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.87%
1st Preceding Collection Period				-1.00%
2nd Preceding Collection Period				-0.20%
3rd Preceding Collection Period				0.68%
Four-Month Average				-0.35%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		13	2,621	$36,428,586.10
Recoveries		20	2,435	$(24,071,636.24)
Net Loss				$12,356,949.86
Cumulative Net Loss as a % of Initial Pool Balance				0.79%

Net Loss for Receivables that have experienced a Net Loss *		3	2,119	$12,551,003.65
Average Net Loss for Receivables that have experienced a Net Loss				$5,923.08

Principal Balance of Extensions				$255,119.99
Number of Extensions				36

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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